Federated Capital Appreciation Fund
(A Portfolio of Federated Equity Funds)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2000

Under the section entitled "The Fund's Portfolio Managers Are" please delete the biography of James E. Grefenstette and replace it with the following biography of Linda A. Duessel:

     "Linda A. Duessel has been the Fund's Portfolio Manager since November, 2001. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Fund's Adviser in January 2000 and served as a Vice President of the Fund's Adviser from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University."

     Bernard Picchi, David P. Gilmore and J. Thomas Madden remain as Portfolio Managers of the Fund.

                                                                November 1, 2001


(Logo)
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
--------------------------

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883

26860 (11/01)


Federated Growth Strategies Fund
(A Portfolio of Federated Equity Funds)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2000

Under the section entitled "The Fund's Portfolio Managers Are" please add the following biographical information:

     "Michael R. Tucker has been the Fund's Portfolio Manager since November 2001. Mr. Tucker joined Federated in June 1993 as a Research Assistant. Mr. Tucker has been a Portfolio Manager and Assistant Vice President of the Fund's adviser since March 2000. He served as an Analyst from December 1995 to May 1999 and became a Senior Investment Analyst in June 1999. Mr. Tucker earned his Master of Science in Industrial Administration with an emphasis on finance and strategy from Carnegie Mellon University."

James E.  Grefenstette  and Keith J. Sabol remain as  Portfolio  Managers of the
Fund.

                                                                November 1, 2001


(Logo)
Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
--------------------------

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

26861 (11/01)


Federated Market Opportunity Fund
(A Portfolio of Federated Equity Funds)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2000

Under the section entitled "The Fund's Portfolio Managers Are:" please delete the biography of J. Thomas Madden and replace it with the following biography of John L. Nichol:

John L. Nichol has been the Fund's Portfolio Manager since November 2001. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

Steven J. Lehman will remain as Portfolio Manager of the Fund.

                                                                November 1, 2001



Federated Securities Corp., Distributor

Cusip 314172 74 3
Cusip 314172 73 5
Cusip 314172 72 7

26862 (11/01)